Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables

16. Trade and other receivables

The following are included in trade and other receivables:

Amounts falling due within one year:

	2018 £m	2017[1] £m
Trade receivables (net of bad debt provision)	8,062.2	7,889.7
Work in progress	366.5	401.1
VAT and sales taxes recoverable	264.2	202.3
Prepayments	287.3	298.3
Accrued income	3,541.2	3,205.8
Fair value of derivatives	1.3	1.0
Other debtors	578.8	532.5
	13,101.5	12,530.7

Note
[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.

The ageing of trade receivables and other financial assets by due date is as follows:

			Past due but not impaired
2018	Carrying amount at 31 December 2018 £m	Neither past due nor impaired £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	8,062.2	5,873.7	1,370.7	549.1	128.3	75.6	64.8
Other financial assets	551.7	424.9	61.3	14.2	8.6	7.7	35.0
	8,613.9	6,298.6	1,432.0	563.3	136.9	83.3	99.8
			Past due but not impaired
2017	Carrying amount at 31 December 2017 £m	Neither past due nor impaired £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,889.7	5,466.6	1,629.6	577.0	143.0	48.8	24.7
Other financial assets	500.4	331.2	107.0	6.6	4.7	10.3	40.6
	8,390.1	5,797.8	1,736.6	583.6	147.7	59.1	65.3

Other financial assets are included in other debtors.

Past due amounts are not impaired where collection is considered likely.

Amounts falling due after more than one year:

	2018 £m	2017 £m
Prepayments	3.0	3.6
Accrued income	16.5	20.5
Fair value of derivatives	8.4	2.1
Other debtors	152.1	150.0
	180.0	176.2

The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.

Bad debt provisions:

	2018 £m	2017 £m	2016 £m
At beginning of year	91.3	93.8	85.4
New acquisitions	1.5	1.2	1.8
Charged to the income statement	66.7	27.4	15.5
Released to the income statement	(11.6)	(8.4)	(6.3)
Exchange adjustments	2.1	(4.1)	13.7
Utilisations and other movements	(33.4)	(18.6)	(16.3)
At end of year	116.6	91.3	93.8

The allowance for bad and doubtful debts is equivalent to 1.4% (2017: 1.1%, 2016: 1.2%) of gross trade accounts receivables.

The requirement to use an expected loss method of impairment of financial assets on adoption of IFRS 9 on 1 January 2018 did not have a material impact on the Group. The Group has applied the simplified approach to measuring expected credit losses, as permitted by IFRS 9, and recognises a loss allowance based on the financial asset’s lifetime expected credit loss. Based on the aging of the invoice, the loss allowance at 31 December 2018 and 1 January 2018 (on adoption of IFRS 9) is as follows:

31 December 2018	£m	0-90 days £m	91-180 days £m	181 days- 1 year £m	Over 1 year £m
Gross trade receivables	8,178.9	7,621.9	381.5	86.5	89.0
Loss allowance	116.6	11.3	3.8	39.2	62.3
Expected loss rate	1.4%	0.1%	1.0%	45.3%	70.0%

1 January 2018	£m	0-90 days £m	91-180 days £m	181 days- 1 year £m	Over 1 year £m
Gross trade receivables	7,981.0	7,392.6	425.6	78.6	84.2
Loss allowance	91.3	2.9	2.8	24.2	61.4
Expected loss rate	1.1%	–	0.7%	30.8%	73.0%

Impairment losses on work in progress and accrued income were immaterial for the years presented.

The Group considers that the carrying amount of trade and other receivables approximates their fair value.